Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of operations:
Current income taxes	$ 20,209	$ 332	$ 3,430
Deferred income taxes	490,926	149,431	141,071
Total income tax expense included in consolidated statements of operations	511,135	149,763	144,501
Stockholders' equity:
Expense (benefit) relating to: Adoption of expected credit loss model	0	0	(2,543)
Expense (benefit) relating to: Change in net unrealized investment losses	(1,843,635)	207,353	225,746
Total income tax expense included in consolidated financial statements	$ (1,332,500)	$ 357,116	$ 367,704